Subsequent Event	12 Months Ended
Dec. 31, 2010
Subsequent Event
38.	Subsequent Event

On April 20, 2011, as part of funding for partial redemption of the Series 10 redeemable preferred stock and the Series 11 redeemable convertible preferred stock, the Group issued 11,100,000 shares of the Series 12 non-voting redeemable preferred stock.